The Gabelli Equity Trust Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.1%
Financial Services  — 12.1%
75,000 Aegon NV ...................... $ 398,416
5,650 Ally Financial Inc. ................. 245,662
285,500 American Express Co.(a) ............ 53,388,500
28,000 Apollo Global Management Inc. ....... 1,735,720
16,000 Argo Group International Holdings Ltd. .. 660,480
5,600 Axis Capital Holdings Ltd. ........... 338,632
26,000 Banco Bilbao Vizcaya Argentaria SA .... 149,853
75,740 Banco Santander SA, ADR ........... 256,001
50,500 Bank of America Corp. .............. 2,081,610
101,000 Barclays plc ..................... 196,762
107 Berkshire Hathaway Inc., Cl. A† ....... 56,594,547
210 BlackRock Inc. ................... 160,476
40,000 Blackstone Inc. ................... 5,077,600
980 Block Inc.† ...................... 132,888
40,000 Blue Owl Capital Inc. ............... 507,200
40,000 Brewin Dolphin Holdings plc ......... 269,036
1,950 Capital One Financial Corp. ........... 256,015
230,239 Cipher Mining Inc.† ................ 838,070
124,650 Citigroup Inc. .................... 6,656,310
39,074 Commerzbank AG† ................ 299,424
10,000 Compass Diversified Holdings ........ 237,700
20,345 Credit Agricole SA ................. 245,007
13,000 Credit Suisse Group AG, ADR ......... 102,050
5,000 Cullen/Frost Bankers Inc. ............ 692,050
134,200 Dah Sing Banking Group Ltd. ......... 119,239
102,300 Dah Sing Financial Holdings Ltd. ...... 333,021
46,800 Daiwa Securities Group Inc. .......... 266,292
30,000 Deutsche Bank AG† ................ 379,500
900 Deutsche Boerse AG ............... 162,287
528 E-L Financial Corp. Ltd. ............. 372,934
2,000 EXOR NV ....................... 153,769
446 First Citizens BancShares Inc., Cl. A .... 296,858
31,820 Franklin Resources Inc. ............. 888,414
50,000 GAM Holding AG† ................. 61,847
10,000 H&R Block Inc. ................... 260,400
10,000 Hannon Armstrong Sustainable
Infrastructure Capital Inc., REIT ...... 474,300
5,000 Icahn Enterprises LP ............... 259,650
24,000 ING Groep NV .................... 252,517
45,000 Interactive Brokers Group Inc., Cl. A .... 2,965,950
108,100 Janus Henderson Group plc .......... 3,785,662
12,500 Japan Post Bank Co. Ltd. ............ 101,138
100,200 Jefferies Financial Group Inc. ......... 3,291,570
36,400 JPMorgan Chase & Co. ............. 4,962,048
5,000 Julius Baer Group Ltd. .............. 291,543
29,800 Kinnevik AB, Cl. A† ................ 805,028
14,000 Loews Corp. ..................... 907,480
69,500 Marsh & McLennan Companies Inc. .... 11,844,190
9,500 Moody's Corp. ................... 3,205,395
37,648 Morgan Stanley .................. 3,290,435
Shares
Market
Value
240 MSCI Inc. ....................... $ 120,691
90,500 NatWest Group plc ................ 256,673
125,000 New York Community Bancorp Inc. ..... 1,340,000
6,900 NN Group NV .................... 350,055
19,331 PayPal Holdings Inc.† .............. 2,235,630
5,500 Plus500 Ltd. ..................... 102,054
22,000 Polar Capital Holdings plc ........... 179,471
75,000 Post Holdings Partnering Corp.† ....... 755,625
525,000 Post Holdings Partnering Corp., Cl. A† .. 5,134,500
6,500 Prosus NV ...................... 349,285
14,250 Pzena Investment Management Inc., Cl. A 114,285
65,520 S&P Global Inc. .................. 26,874,994
4,000 Sculptor Capital Management Inc. ...... 55,720
9,250 Shinhan Financial Group Co. Ltd., ADR† . 309,227
9,700 Shinsei Bank Ltd.† ................ 178,240
4,000 Societe Generale SA ............... 108,235
48,500 Standard Chartered plc ............. 325,059
115,800 State Street Corp. ................. 10,088,496
86,700 T. Rowe Price Group Inc. ............ 13,108,173
140,600 The Bank of New York Mellon Corp. .... 6,977,978
52,000 The Charles Schwab Corp. ........... 4,384,120
13,600 The Goldman Sachs Group Inc. ....... 4,489,360
17,000 Truist Financial Corp. ............... 963,900
6,300 TrustCo Bank Corp. NY ............. 201,159
52,500 W. R. Berkley Corp. ................ 3,495,975
5,900 Webster Financial Corp. ............. 331,108
200,500 Wells Fargo & Co. ................. 9,716,230
18,378 Westwood Holdings Group Inc. ....... 281,551
264,079,270
Food and Beverage  — 10.0%
3,000 Ajinomoto Co. Inc. ................ 85,633
2,100 Anheuser-Busch InBev SA/NV ........ 126,053
30,427 BellRing Brands Inc.† .............. 702,255
95,800 Brown-Forman Corp., Cl. A .......... 6,010,492
49,300 Brown-Forman Corp., Cl. B .......... 3,304,086
41,000 Campbell Soup Co. ................ 1,827,370
65,000 Chr. Hansen Holding A/S ............ 4,801,460
15,000 Coca-Cola Europacific Partners plc ..... 729,150
205,000 Conagra Brands Inc. ............... 6,881,850
28,000 Constellation Brands Inc., Cl. A ........ 6,448,960
25,000 Crimson Wine Group Ltd.† ........... 202,250
189,500 Danone SA ...................... 10,488,008
860,000 Davide Campari-Milano NV .......... 10,041,763
3,700 Diageo plc ...................... 187,786
125,000 Diageo plc, ADR .................. 25,392,500
48,083 Farmer Brothers Co.† .............. 342,351
90,000 Flowers Foods Inc. ................ 2,313,900
81,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 6,710,850
15,000 General Mills Inc. ................. 1,015,800
17,500 Glanbia plc ...................... 203,080

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
1,848,400 Grupo Bimbo SAB de CV, Cl. A ........ $ 5,575,867
41,300 Heineken NV .................... 3,955,678
10,000 Ingredion Inc. .................... 871,500
105,000 ITO EN Ltd. ..................... 5,183,588
58,700 Kerry Group plc, Cl. A .............. 6,578,105
1,800 Laurent-Perrier ................... 190,762
9,700 LVMH Moet Hennessy Louis Vuitton SE .. 6,968,468
30,000 Maple Leaf Foods Inc. .............. 719,914
33,000 Molson Coors Beverage Co., Cl. B ...... 1,761,540
232,000 Mondelēz International Inc., Cl. A ...... 14,564,960
14,000 Morinaga Milk Industry Co. Ltd. ....... 601,446
41,000 Nestlé SA ....................... 5,333,261
15,000 Nomad Foods Ltd.† ................ 338,700
132,500 PepsiCo Inc. ..................... 22,177,850
39,200 Pernod Ricard SA ................. 8,642,644
35,000 Post Holdings Inc.† ................ 2,424,100
41,000 Remy Cointreau SA ................ 8,481,619
6,000 Sanderson Farms Inc. .............. 1,124,940
70,000 The Coca-Cola Co. ................ 4,340,000
57,500 The Hain Celestial Group Inc.† ........ 1,978,000
24,000 The J.M. Smucker Co. .............. 3,249,840
24,000 The Kraft Heinz Co. ................ 945,360
41,200 Tootsie Roll Industries Inc. ........... 1,440,352
14,000 TreeHouse Foods Inc.† ............. 451,640
45,000 Tyson Foods Inc., Cl. A ............. 4,033,350
334,000 Yakult Honsha Co. Ltd. ............. 17,887,958
217,637,039
Equipment and Supplies  — 6.3%
343,000 AMETEK Inc. .................... 45,680,740
14,000 Amphenol Corp., Cl. A .............. 1,054,900
25,000 Ardagh Group SA ................. 508,125
158,000 Ardagh Metal Packaging SA† ......... 1,284,540
86,000 CIRCOR International Inc.† .......... 2,289,320
3,500 Crown Holdings Inc. ............... 437,815
1,360 Danaher Corp. ................... 398,929
294,000 Donaldson Co. Inc. ................ 15,267,420
22,000 DS Smith plc .................... 93,088
191,800 Flowserve Corp. .................. 6,885,620
37,000 Franklin Electric Co. Inc. ............ 3,072,480
15,000 Hubbell Inc. ..................... 2,756,550
134,000 IDEX Corp. ...................... 25,691,820
55,000 Ilika plc† ....................... 103,680
11,057 Kimball Electronics Inc.† ............ 221,029
102,000 Mueller Industries Inc. .............. 5,525,340
159,000 Mueller Water Products Inc., Cl. A ..... 2,054,280
8,000 Sealed Air Corp. .................. 535,680
20,000 Tenaris SA, ADR .................. 601,400
270,000 The L.S. Starrett Co., Cl. A† .......... 2,076,300
80,000 The Timken Co. ................... 4,856,000
Shares
Market
Value
59,600 The Weir Group plc ................ $ 1,284,797
104,500 Watts Water Technologies Inc., Cl. A .... 14,587,155
137,267,008
Health Care  — 5.5%
10,767 2seventy bio Inc.† ................. 183,685
500 Abbott Laboratories ............... 59,180
6,200 AbbVie Inc. ..................... 1,005,082
5,000 ACADIA Pharmaceuticals Inc.† ........ 121,100
1,736 Acorda Therapeutics Inc.† ........... 2,795
2,000 Aerie Pharmaceuticals Inc.† .......... 18,200
16,200 Alcon Inc. ...................... 1,285,146
4,000 Alimera Sciences Inc.† ............. 22,400
2,000 Alkermes plc† ................... 52,620
7,000 AmerisourceBergen Corp. ........... 1,082,970
25,000 Amgen Inc. ..................... 6,045,500
2,764 Anika Therapeutics Inc.† ............ 69,404
300 Anthem Inc. ..................... 147,366
10,901 Aptinyx Inc.† .................... 24,745
2,000 AstraZeneca plc .................. 266,198
1,000 Avantor Inc.† .................... 33,820
76,309 Axogen Inc.† .................... 605,893
14,000 Baxter International Inc. ............. 1,085,560
1,000 Becton, Dickinson and Co. ........... 266,000
1,200 Berkeley Lights Inc.† ............... 8,532
7,000 Biogen Inc.† ..................... 1,474,200
13,600 BioMarin Pharmaceutical Inc.† ........ 1,048,560
400 Bio-Rad Laboratories Inc., Cl. A† ...... 225,292
38,500 Bluebird Bio Inc.† ................. 186,725
135,000 Boston Scientific Corp.† ............ 5,979,150
4,000 Bridgebio Pharma Inc.† ............. 40,600
104,600 Bristol-Myers Squibb Co. ............ 7,638,938
12,150 Calithera Biosciences Inc.† .......... 4,909
11,000 Cardiovascular Systems Inc.† ........ 248,600
3,300 Cigna Corp. ..................... 790,713
30,400 Clovis Oncology Inc.† .............. 61,408
178,325 ConforMIS Inc.† .................. 111,239
1,500 Cortexyme Inc.† .................. 9,285
33,068 Covetrus Inc.† ................... 555,212
1,500 Cutera Inc.† ..................... 103,500
6,000 CVS Group plc ................... 141,244
8,000 CytomX Therapeutics Inc.† .......... 21,360
800 Dechra Pharmaceuticals plc .......... 42,625
242,000 Demant A/S† .................... 11,012,924
28,737 Eargo Inc.† ..................... 152,019
2,080 Edwards Lifesciences Corp.† ......... 244,858
2,500 eHealth Inc.† .................... 31,025
62,000 ElectroCore Inc.† ................. 36,270
21,103 Electromed Inc.† .................. 262,521
17,200 Endo International plc† ............. 39,732
800 Eurofins Scientific SE .............. 79,570
3,000 Evolus Inc.† ..................... 33,660

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
6,840 Exact Sciences Corp.† .............. $ 478,253
10,000 Fluidigm Corp.† .................. 35,900
3,100 Fresenius SE & Co. KGaA ............ 114,353
2,000 G1 Therapeutics Inc.† .............. 15,200
5,000 Galapagos NV, ADR† ............... 310,100
1,390 Gerresheimer AG ................. 101,949
7,750 Gilead Sciences Inc. ............... 460,738
16,183 Ginkgo Bioworks Holdings Inc.† ....... 65,217
5,201 Glaukos Corp.† ................... 300,722
20,919 GoodRx Holdings Inc., Cl. A† ......... 404,364
2,000 Gritstone bio Inc.† ................ 8,240
2,500 Guardant Health Inc.† .............. 165,600
3,000 Haemonetics Corp.† ............... 189,660
2,050 HCA Healthcare Inc. ............... 513,771
65,000 Henry Schein Inc.† ................ 5,667,350
1,400 Hologic Inc.† .................... 107,548
20,000 ICU Medical Inc.† ................. 4,452,800
3,400 Idorsia Ltd.† ..................... 67,812
200 Illumina Inc.† .................... 69,880
8,400 Incyte Corp.† .................... 667,128
46,800 Indivior plc† ..................... 172,264
1,374 Inogen Inc.† ..................... 44,545
500 Intellia Therapeutics Inc.† ........... 36,335
14,000 Intercept Pharmaceuticals Inc.† ....... 227,780
555 Intuitive Surgical Inc.† .............. 167,432
23,000 Invitae Corp.† .................... 183,310
2,200 iRhythm Technologies Inc.† .......... 346,434
31,200 Johnson & Johnson ............... 5,529,576
7,000 Jounce Therapeutics Inc.† ........... 47,530
1,000 Koninklijke DSM NV ............... 179,766
400 Laboratory Corp. of America Holdings† .. 105,464
12,569 Lannett Co. Inc.† ................. 9,903
1,833 Larimar Therapeutics Inc.† .......... 7,424
2,000 LeMaitre Vascular Inc. .............. 92,940
10,500 Mallinckrodt plc† ................. 1,154
6,750 Marinus Pharmaceuticals Inc.† ........ 63,112
500 Masimo Corp.† ................... 72,770
12,000 Medmix AG†(b) .................. 419,718
700 Medpace Holdings Inc.† ............ 114,513
700 Medtronic plc .................... 77,665
106,300 Merck & Co. Inc. .................. 8,721,915
2,000 Meridian Bioscience Inc.† ........... 51,920
200 Moderna Inc.† ................... 34,452
2,000 NanoString Technologies Inc.† ........ 69,500
1,000 Natera Inc.† ..................... 40,680
6,000 Nektar Therapeutics† .............. 32,340
4,000 NeoGenomics Inc.† ................ 48,600
121,203 Neuronetics Inc.† ................. 367,245
4,000 Nevro Corp.† .................... 289,320
1,275 Novartis AG ..................... 112,108
Shares
Market
Value
80,000 Novartis AG, ADR ................. $ 7,020,000
8,900 NuVasive Inc.† ................... 504,630
4,000 Odonate Therapeutics Inc.† .......... 5,280
89,225 Option Care Health Inc.† ............ 2,548,266
25,000 OraSure Technologies Inc.† .......... 169,500
20,160 Organogenesis Holdings Inc.† ........ 153,619
10,150 Organon & Co. ................... 354,539
5,000 Orthofix Medical Inc.† .............. 163,500
100,000 Pacific Biosciences of California Inc.† ... 910,000
500 PerkinElmer Inc. .................. 87,230
44,000 Perrigo Co. plc ................... 1,690,920
2,200 Personalis Inc.† .................. 18,018
2,000 Pfizer Inc. ...................... 103,540
8,500 Puma Biotechnology Inc.† ........... 24,480
1,500 QIAGEN NV† .................... 73,500
500 Quest Diagnostics Inc. .............. 68,430
2,200 Quidel Corp.† .................... 247,412
300 Repligen Corp.† .................. 56,427
390 Replimune Group Inc.† ............. 6,622
27,064 ReWalk Robotics Ltd.† ............. 31,394
650 Roche Holding AG, Genusschein ....... 257,770
26,121 Rockwell Medical Inc.† ............. 12,311
3,000 Sangamo Therapeutics Inc.† ......... 17,430
2,100 Sanofi ......................... 214,912
2,000 Sarepta Therapeutics Inc.† ........... 156,240
17,500 Sema4 Holdings Corp.† ............. 53,725
1,000 Siemens Healthineers AG(b) .......... 62,215
2,596 Sio Gene Therapies Inc.† ............ 1,739
164,001 SmileDirectClub Inc.† .............. 424,763
10,115 Tactile Systems Technology Inc.† ...... 203,918
3,000 Takeda Pharmaceutical Co. Ltd. ....... 86,200
6,000 Teladoc Health Inc.† ............... 432,780
11,000 Teva Pharmaceutical Industries Ltd., ADR† 103,290
15,700 Tristel plc ....................... 65,998
40,480 UnitedHealth Group Inc. ............ 20,643,586
11,996 Valeritas Holdings Inc.†(c) ........... 240
5,000 Vapotherm Inc.† .................. 69,500
2,000 Vericel Corp.† .................... 76,440
1,050 Vertex Pharmaceuticals Inc.† ......... 274,019
6,000 Viatris Inc. ...................... 65,280
4,000 Waters Corp.† ................... 1,241,560
16,600 Zimmer Biomet Holdings Inc. ......... 2,123,140
1,660 Zimvie Inc.† ..................... 37,914
25,320 Zoetis Inc. ...................... 4,775,099
21,297 Zosano Pharma Corp.† ............. 4,792
120,468,803
Diversified Industrial  — 5.3%
400 Agilent Technologies Inc. ............ 52,932
214,844 Ampco-Pittsburgh Corp.† ........... 1,355,666
42,006 AZZ Inc. ........................ 2,026,369
15,000 Colfax Corp.† .................... 596,850

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
159,100 Crane Co. ....................... $ 17,227,348
28,875 General Electric Co. ................ 2,642,062
126,000 Greif Inc., Cl. A ................... 8,197,560
12,000 Greif Inc., Cl. B ................... 765,120
68,000 Griffon Corp. .................... 1,362,040
149,500 Honeywell International Inc. .......... 29,089,710
29,119 Ingersoll Rand Inc. ................ 1,466,142
7,300 IntriCon Corp.† ................... 174,178
88,925 ITT Inc. ........................ 6,688,049
35,000 Kennametal Inc. .................. 1,001,350
50,000 Myers Industries Inc. .............. 1,080,000
30,000 nVent Electric plc ................. 1,043,400
100,000 Park-Ohio Holdings Corp. ........... 1,407,000
5,800 Proto Labs Inc.† .................. 306,820
1,600 Rheinmetall AG ................... 340,017
500 Roper Technologies Inc. ............ 236,115
1,850 Siemens AG ..................... 257,171
515,799 Steel Partners Holdings LP† .......... 21,436,606
11,000 Sulzer AG ....................... 915,427
46,600 Textron Inc. ..................... 3,466,108
2,500 The Eastern Co. .................. 58,225
100,000 Toray Industries Inc. ............... 524,725
43,000 Trane Technologies plc ............. 6,566,100
24,000 Tredegar Corp. ................... 287,760
90,000 Trinity Industries Inc. ............... 3,092,400
4,400 Valmont Industries Inc. ............. 1,049,840
14,000 Vantage Towers AG ................ 496,994
115,210,084
Entertainment  — 5.0%
30,300 Activision Blizzard Inc. .............. 2,427,333
21,158 Charter Communications Inc., Cl. A† .... 11,542,112
34,000 Discovery Inc., Cl. A† .............. 847,280
235,800 Discovery Inc., Cl. C† .............. 5,887,926
2,000 Electronic Arts Inc. ................ 253,020
90,000 Genting Singapore Ltd. ............. 54,119
825,000 Grupo Televisa SAB, ADR ............ 9,652,500
77,000 IMAX Corp.† .................... 1,457,610
120,000 Liberty Media Acquisition Corp.† ...... 1,203,600
90,708 Liberty Media Corp. - Liberty Braves, Cl. C† 2,531,660
78,000 Liberty Media Corp.- Liberty Braves, Cl. A† 2,244,840
15,000 Lions Gate Entertainment Corp., Cl. B† .. 225,450
142,394 Madison Square Garden Entertainment
Corp.† ....................... 11,862,844
96,767 Madison Square Garden Sports Corp.† .. 17,356,129
5,170 Netflix Inc.† ..................... 1,936,630
372,000 Paramount Global, Cl. A ............. 15,032,520
46,000 Paramount Global, Cl. B ............. 1,739,260
15,000 Rovio Entertainment Oyj(b) .......... 126,030
12,000 Take-Two Interactive Software Inc.† .... 1,844,880
Shares
Market
Value
40,000 TBS Holdings Inc. ................. $ 587,153
88,550 The Walt Disney Co.† .............. 12,145,518
6,700 Ubisoft Entertainment SA† ........... 296,105
60,000 Universal Entertainment Corp.† ....... 1,349,433
28,000 Universal Music Group NV ........... 749,440
444,000 Vivendi SE ...................... 5,815,512
1,700 Xilam Animation SA† ............... 68,267
109,237,171
Consumer Products  — 4.6%
37,900 American Outdoor Brands Inc.† ....... 497,627
13,100 Christian Dior SE ................. 8,963,225
27,000 Church & Dwight Co. Inc. ........... 2,683,260
204,100 Edgewell Personal Care Co. .......... 7,484,347
142,000 Energizer Holdings Inc. ............. 4,367,920
35,500 Essity AB, Cl. B ................... 838,945
2,100 Givaudan SA .................... 8,697,257
80,000 Hanesbrands Inc. ................. 1,191,200
23,800 Harley-Davidson Inc. ............... 937,720
1,270 Hermes International ............... 1,814,477
700 Hunter Douglas NV† ............... 133,657
1,600 Johnson Outdoors Inc., Cl. A ......... 124,368
7,959 Kimball International Inc., Cl. B ........ 67,253
25,000 Mattel Inc.† ..................... 555,250
10,000 National Presto Industries Inc. ........ 769,500
12,100 Oil-Dri Corp. of America ............. 346,665
49,900 Reckitt Benckiser Group plc .......... 3,822,942
4,000 Spectrum Brands Holdings Inc. ....... 354,880
27,600 Svenska Cellulosa AB SCA, Cl. B ....... 538,503
7,279,000 Swedish Match AB ................ 54,872,747
2,150 The Estee Lauder Companies Inc., Cl. A .. 585,488
5,000 The Honest Co. Inc.† ............... 26,050
4,280 Unilever plc ..................... 194,255
5,600 Zalando SE†(b) ................... 284,970
100,152,506
Business Services  — 3.8%
11,000 Allegion plc ..................... 1,207,580
9,100 Applus Services SA ................ 75,351
425,000 Clear Channel Outdoor Holdings Inc.† ... 1,470,500
200,000 Diebold Nixdorf Inc.† .............. 1,346,000
3,000 Edenred ........................ 149,078
2,000 ICF International Inc. ............... 188,280
16,000 Jardine Matheson Holdings Ltd. ....... 880,000
11,000 Lamar Advertising Co., Cl. A, REIT ..... 1,277,980
62,000 Macquarie Infrastructure Holdings LLC .. 231,260
160,430 Mastercard Inc., Cl. A .............. 57,334,473
104,000 Network International Holdings plc†(b) .. 382,535
180,000 Paysafe Ltd.† .................... 610,200
155,500 Resideo Technologies Inc.† .......... 3,705,565
1,220,000 Steel Connect Inc.† ................ 1,573,800
209,000 The Interpublic Group of Companies Inc. . 7,409,050
10,000 United Parcel Service Inc., Cl. B ....... 2,144,600

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
3,000 Viad Corp.† ..................... $ 106,920
12,500 Visa Inc., Cl. A ................... 2,772,125
10,000 Willdan Group Inc.† ............... 306,900
2,000 Worldline SA†(b) ................. 87,361
83,259,558
Machinery  — 3.8%
25,000 Astec Industries Inc. ............... 1,075,000
12,800 Caterpillar Inc. ................... 2,852,096
328,610 CNH Industrial NV ................. 5,211,754
139,000 Deere & Co.(a) ................... 57,748,940
6,688 Regal Rexnord Corp. ............... 995,041
179,000 Xylem Inc. ...................... 15,261,540
83,144,371
Energy and Utilities  — 3.7%
45,000 APA Corp. ...................... 1,859,850
58,000 Avangrid Inc. .................... 2,710,920
20,000 BP plc, ADR ..................... 588,000
16,000 CMS Energy Corp. ................ 1,119,040
181,100 ConocoPhillips ................... 18,110,000
9,700 Electricite de France SA ............. 91,575
98,400 Enbridge Inc. .................... 4,535,256
51,000 Energy Transfer LP ................ 570,690
73,700 Enterprise Products Partners LP ....... 1,902,197
1,500 Eos Energy Enterprises Inc.† ......... 6,270
48,000 Evergy Inc. ...................... 3,280,320
40,000 Eversource Energy ................ 3,527,600
45,400 Exxon Mobil Corp. ................ 3,749,586
254,000 Halliburton Co. ................... 9,618,980
57,500 Kinder Morgan Inc. ................ 1,087,325
4,000 Marathon Oil Corp. ................ 100,440
8,000 Marathon Petroleum Corp. ........... 684,000
45,000 National Fuel Gas Co. .............. 3,091,500
46,500 NextEra Energy Inc. ................ 3,939,015
58,000 NextEra Energy Partners LP .......... 4,834,880
4,000 Niko Resources Ltd., Toronto† ........ 13
145,000 Oceaneering International Inc.† ....... 2,198,200
90,000 PG&E Corp.† .................... 1,074,600
21,000 Phillips 66 ...................... 1,814,190
24,000 Portland General Electric Co. ......... 1,323,600
70,000 RPC Inc.† ...................... 746,900
47,000 Schlumberger NV ................. 1,941,570
26,270 Southwest Gas Holdings Inc. ......... 2,056,678
100,000 The AES Corp. ................... 2,573,000
2,280 TotalEnergies SE .................. 116,099
34,000 UGI Corp. ....................... 1,231,480
80,483,774
Automotive: Parts and Accessories  — 3.5%
7,120 Aptiv plc† ...................... 852,335
Shares
Market
Value
89,600 BorgWarner Inc. .................. $ 3,485,440
350,900 Dana Inc. ....................... 6,165,313
26,000 Garrett Motion Inc.† ............... 186,940
216,700 Genuine Parts Co. ................. 27,308,534
300,000 Modine Manufacturing Co.† .......... 2,703,000
43,500 O'Reilly Automotive Inc.† ............ 29,795,760
105,000 Standard Motor Products Inc. ........ 4,529,700
23,000 Strattec Security Corp.† ............. 857,210
110,000 Superior Industries International Inc.† ... 512,600
15,000 Tenneco Inc., Cl. A† ............... 274,800
76,671,632
Consumer Services  — 2.9%
535 Amazon.com Inc.† ................ 1,744,073
383,500 Bollore SE ...................... 2,016,870
2,000 Deutsche Post AG ................. 96,354
11,000 eBay Inc. ....................... 629,860
7,000 HomeServe plc ................... 77,519
46,500 IAC/InterActiveCorp.† .............. 4,663,020
107,000 Liberty TripAdvisor Holdings Inc., Cl. A† . 219,350
50,000 Matthews International Corp., Cl. A ..... 1,618,000
50,000 Rentokil Initial plc ................. 345,490
1,340,000 Rollins Inc. ...................... 46,967,000
88,500 Terminix Global Holdings Inc.† ........ 4,038,255
4,000 Travel + Leisure Co. ................ 231,760
505,746 Vroom Inc.† ..................... 1,345,284
63,992,835
Retail  — 2.8%
5,500 ASOS plc† ...................... 116,360
60,000 AutoNation Inc.† .................. 5,974,800
5,000 BARK Inc.† ..................... 18,500
5,000 Casey's General Stores Inc. .......... 990,850
200,000 Conn's Inc.† ..................... 3,082,000
3,500 Copart Inc.† ..................... 439,145
35,200 Costco Wholesale Corp. ............. 20,269,920
93,400 CVS Health Corp. ................. 9,453,014
17,000 Lowe's Companies Inc. ............. 3,437,230
125,000 Macy's Inc. ..................... 3,045,000
1,570 NIKE Inc., Cl. B ................... 211,259
64,228 PetIQ Inc.† ...................... 1,567,163
10,000 Pets at Home Group plc ............. 47,476
225,000 Qurate Retail Inc., Cl. A ............. 1,071,000
35,000 Sally Beauty Holdings Inc.† .......... 547,050
14,900 Shake Shack Inc., Cl. A† ............ 1,011,710
125,000 The Wendy's Co. .................. 2,746,250
60,000 Walgreens Boots Alliance Inc. ........ 2,686,200
30,000 Walmart Inc. .................... 4,467,600
61,182,527
Cable and Satellite  — 2.7%
102,500 Altice USA Inc., Cl. A† .............. 1,279,200
54,000 AMC Networks Inc., Cl. A† ........... 2,194,020

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable and Satellite (Continued)
200 Cable One Inc. ................... $ 292,848
213,980 Comcast Corp., Cl. A ............... 10,018,544
78,642 DISH Network Corp., Cl. A† .......... 2,489,019
111,933 EchoStar Corp., Cl. A† .............. 2,724,449
145,605 Liberty Global plc, Cl. A† ............ 3,714,384
349,064 Liberty Global plc, Cl. C† ............ 9,044,248
57,987 Liberty Latin America Ltd., Cl. A† ...... 562,474
11,664 Liberty Latin America Ltd., Cl. C† ...... 111,858
377,500 Rogers Communications Inc., Cl. B ..... 21,423,125
158,000 Shaw Communications Inc., Cl. B ...... 4,904,320
58,758,489
Electronics  — 2.6%
6,400 ams-OSRAM AG† ................. 98,800
41,591 Bel Fuse Inc., Cl. A ................ 873,411
59,991 Bel Fuse Inc., Cl. B ................ 1,070,239
100,000 Flex Ltd.† ....................... 1,855,000
4,000 Hitachi Ltd., ADR ................. 400,520
57,500 Intel Corp. ...................... 2,849,700
33,000 Koninklijke Philips NV .............. 1,007,490
1,400 Mettler-Toledo International Inc.† ...... 1,922,466
200,000 Mirion Technologies Inc.† ........... 1,614,000
31,616 Plug Power Inc.† ................. 904,534
18,750 Sony Group Corp., ADR ............. 1,925,813
40,000 TE Connectivity Ltd. ............... 5,239,200
189,200 Texas Instruments Inc. ............. 34,714,416
900 Thermo Fisher Scientific Inc. ......... 531,585
500 Universal Display Corp. ............. 83,475
6,000 Vishay Precision Group Inc.† ......... 192,900
55,283,549
Environmental Services  — 2.3%
12,000 Biffa plc(b) ...................... 50,444
30,000 Pentair plc ...................... 1,626,300
220,000 Republic Services Inc. .............. 29,150,000
15,620 Veolia Environnement SA ............ 502,664
110,600 Waste Management Inc. ............ 17,530,100
29,500 Zurn Water Solutions Corp. .......... 1,044,300
49,903,808
Specialty Chemicals  — 2.2%
11,000 AdvanSix Inc. .................... 561,990
1,600 Covestro AG(b) ................... 81,137
137,000 DuPont de Nemours Inc. ............ 10,080,460
399,500 Ferro Corp.† ..................... 8,685,130
29,000 FMC Corp. ...................... 3,815,530
140,000 GCP Applied Technologies Inc.† ....... 4,398,800
15,000 H.B. Fuller Co. ................... 991,050
60,000 International Flavors & Fragrances Inc. .. 7,879,800
2,800 Johnson Matthey plc ............... 69,095
450 Linde plc ....................... 143,743
Shares
Market
Value
122,900 Sensient Technologies Corp. ......... $ 10,317,455
13,000 SGL Carbon SE† .................. 81,542
2,000 The Chemours Co. ................ 62,960
780 The Sherwin-Williams Co. ........... 194,704
47,363,396
Computer Software and Services  — 2.0%
4,000 3D Systems Corp.† ................ 66,720
550 Adobe Inc.† ..................... 250,591
1,000 Alibaba Group Holding Ltd., ADR† ..... 108,800
400 Alphabet Inc., Cl. A† ............... 1,112,540
6,068 Alphabet Inc., Cl. C† ............... 16,947,863
2,200 Atos SE ........................ 60,284
7,500 Check Point Software Technologies Ltd.† . 1,036,950
1,750 Cloudflare Inc., Cl. A† .............. 209,475
870 CrowdStrike Holdings Inc., Cl. A† ...... 197,560
16,000 Digital Turbine Inc.† ............... 700,960
1,100 Fidelity National Information Services Inc. 110,462
17,020 Fiserv Inc.† ..................... 1,725,828
70,000 GTY Technology Holdings Inc.† ....... 226,100
90,000 Hewlett Packard Enterprise Co. ........ 1,503,900
44,000 I3 Verticals Inc., Cl. A† ............. 1,225,840
31,000 Kyndryl Holdings Inc.† ............. 406,720
11,000 Mandiant Inc.† ................... 245,410
19,610 Meta Platforms Inc., Cl. A† .......... 4,360,480
4,000 Micron Technology Inc. ............. 311,560
4,870 Microsoft Corp. .................. 1,501,470
2,000 MKS Instruments Inc. .............. 300,000
34,900 N-able Inc.† ..................... 317,590
5,000 NCR Corp.† ..................... 200,950
5,000 NortonLifeLock Inc. ................ 132,600
1,290 NVIDIA Corp. .................... 351,989
5,000 Oracle Corp. ..................... 413,650
140,000 Oxford Metrics plc ................ 177,474
20,000 PAR Technology Corp.† ............. 806,800
10,000 Playtech plc† .................... 77,768
4,700 PSI Software AG .................. 201,736
200 Qualtrics International Inc., Cl. A† ...... 5,710
18,500 Rockwell Automation Inc. ........... 5,180,555
700 salesforce.com Inc.† ............... 148,624
1,800 SAP SE, ADR .................... 199,728
455 ServiceNow Inc.† ................. 253,385
615 Snowflake Inc., Cl. A† .............. 140,915
23,500 SolarWinds Corp. ................. 312,785
400 Splunk Inc.† ..................... 59,444
4,900 Tailwind Acquisition Corp., Cl. A† ...... 48,485
1,300 Temenos AG ..................... 125,210
2,000 Unity Software Inc.† ............... 198,420
400 Veeva Systems Inc., Cl. A† ........... 84,984
67,200 Vimeo Inc.† ..................... 798,336
6,306 VMware Inc., Cl. A ................ 718,064

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
4,700 ZoomInfo Technologies Inc.† ......... $ 280,778
43,845,493
Broadcasting  — 2.0%
2,000 Cogeco Inc. ..................... 123,313
24,000 Corus Entertainment Inc.,
OTC, Cl. B ..................... 94,800
131,400 Fox Corp., Cl. A ................... 5,183,730
61,000 Fox Corp., Cl. B ................... 2,213,080
16,000 Gray Television Inc. ................ 353,120
19,250 Liberty Broadband Corp., Cl. A† ....... 2,522,905
79,172 Liberty Broadband Corp., Cl. C† ....... 10,713,555
35,333 Liberty Media Corp.- Liberty Formula One,
Cl. A† ........................ 2,230,572
34,750 Liberty Media Corp.- Liberty Formula One,
Cl. C† ........................ 2,426,940
55,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ........................ 2,514,050
183,449 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ........................ 8,389,123
19,000 Nexstar Media Group Inc., Cl. A ....... 3,581,120
80,000 Sinclair Broadcast Group Inc., Cl. A ..... 2,241,600
10,000 TEGNA Inc. ..................... 224,000
80,000 Television Broadcasts Ltd.† .......... 45,958
42,857,866
Building and Construction  — 1.7%
27,000 Arcosa Inc. ...................... 1,545,750
18,000 Assa Abloy AB, Cl. B ............... 487,982
19,500 Canfor Corp.† .................... 401,808
4,000 Cie de Saint-Gobain ................ 240,144
55,000 Fortune Brands Home & Security Inc. ... 4,085,400
23,000 Gencor Industries Inc.† ............. 236,440
61,448 Herc Holdings Inc. ................ 10,267,346
35,200 Ibstock plc(b) .................... 81,106
215,814 Johnson Controls International plc ..... 14,150,924
20,000 KBR Inc. ....................... 1,094,600
20,000 PGT Innovations Inc.† .............. 359,600
12,000 Sika AG ........................ 3,991,992
3,000 Vulcan Materials Co. ............... 551,100
37,494,192
Hotels and Gaming  — 1.6%
89,500 888 Holdings plc .................. 216,920
16,000 Accor SA† ...................... 517,371
49,711 Bally's Corp.† .................... 1,528,116
11,000 Better Collective A/S† .............. 198,183
69,500 Entain plc† ...................... 1,500,494
1,500 Flutter Entertainment plc† ........... 174,978
2,000 Frontier Developments plc† .......... 32,789
15,000 Gambling.com Group Ltd.† .......... 133,050
Shares
Market
Value
47,700 GAN Ltd.† ...................... $ 229,914
190,000 Genius Sports Ltd.† ............... 874,000
7,000 Hyatt Hotels Corp., Cl. A† ........... 668,150
15,000 Las Vegas Sands Corp.† ............ 583,050
104,000 LeoVegas AB(b) .................. 419,212
4,238,500 Mandarin Oriental International Ltd.† ... 8,477,000
11,000 Marriott International Inc., Cl. A† ...... 1,933,250
70,000 MGM China Holdings Ltd.† .......... 44,592
54,400 MGM Growth Properties LLC, Cl. A, REIT 2,105,280
76,000 MGM Resorts International .......... 3,187,440
6,000 Penn National Gaming Inc.† .......... 254,520
25,000 PlayAGS Inc.† ................... 166,750
114,800 Ryman Hospitality Properties Inc., REIT† . 10,649,996
200,000 The Hongkong & Shanghai Hotels Ltd.† . 213,192
35,000 The Marcus Corp.† ................ 619,500
4,000 Wyndham Hotels & Resorts Inc. ....... 338,760
6,000 Wynn Resorts Ltd.† ............... 478,440
35,544,947
Aerospace and Defense  — 1.6%
159,000 Aerojet Rocketdyne Holdings Inc.† ..... 6,256,650
1,400 Airbus SE† ...................... 170,920
15,000 Avio SpA ....................... 176,557
22,000 BAE Systems plc .................. 207,331
14,000 Howmet Aerospace Inc. ............. 503,160
500 IQVIA Holdings Inc.† ............... 115,605
43,700 Kaman Corp. .................... 1,900,076
5,000 Kratos Defense & Security Solutions Inc.† 102,400
13,000 L3Harris Technologies Inc. ........... 3,230,110
17,500 Northrop Grumman Corp. ........... 7,826,350
3,915,666 Rolls-Royce Holdings plc† ........... 5,200,397
1,500 Thales SA ...................... 189,086
43,000 The Boeing Co.† .................. 8,234,500
34,113,142
Telecommunications  — 1.5%
55,000 AT&T Inc. ....................... 1,299,650
55,400 BCE Inc. ........................ 3,072,484
874,200 BT Group plc, Cl. A ................ 2,092,372
7,040,836 Cable & Wireless Jamaica Ltd.†(c) ..... 53,204
10,000 Comtech Telecommunications Corp. .... 156,900
29,180 Deutsche Telekom AG .............. 546,571
125,000 Deutsche Telekom AG, ADR .......... 2,327,500
36,000 Hellenic Telecommunications Organization
SA .......................... 653,130
15,000 Hellenic Telecommunications Organization
SA, ADR ...................... 133,950
264,732 Koninklijke KPN NV ................ 920,458
1,100,000 NII Holdings Inc., Escrow† ........... 330,000
16,000 Oi SA, ADR† ..................... 3,620
4,267 Oi SA, Cl. C, ADR† ................ 3,825
10,500 SoftBank Group Corp. .............. 479,460
21,000 Telecom Argentina SA, ADR .......... 126,210

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
535,000 Telecom Italia SpA ................ $ 197,380
70,000 Telefonica Brasil SA, ADR ........... 787,500
355,000 Telefonica SA, ADR ................ 1,704,000
521,000 Telephone and Data Systems Inc. ...... 9,836,480
50,000 TELUS Corp. .................... 1,306,243
46,075 TIM SA, ADR .................... 668,088
76,000 VEON Ltd., ADR† ................. 51,893
98,000 Verizon Communications Inc. ......... 4,992,120
174,000 Vodafone Group plc ............... 285,353
85,800 Vodafone Group plc, ADR ........... 1,425,996
33,454,387
Real Estate  — 1.2%
8,000 Bresler & Reiner Inc.† .............. 249
10,267 Gaming and Leisure Properties Inc., REIT 481,830
57,000 Indus Realty Trust Inc., REIT ......... 4,166,130
17,000 Rayonier Inc., REIT ................ 699,040
2,000 Simon Property Group Inc., REIT ...... 263,120
320,000 The St. Joe Co. ................... 18,956,800
10,000 Weyerhaeuser Co., REIT ............ 379,000
24,946,169
Aviation: Parts and Services  — 1.1%
15,000 Astronics Corp.† .................. 193,950
153,300 Curtiss-Wright Corp. ............... 23,019,528
23,213,478
Metals and Mining  — 1.1%
37,400 Agnico Eagle Mines Ltd. ............ 2,290,376
200 Alliance Resource Partners LP ........ 3,086
50,000 Barrick Gold Corp. ................ 1,226,500
30,000 Cleveland-Cliffs Inc.† ............... 966,300
99,750 Freeport-McMoRan Inc. ............. 4,961,565
25,239 Livent Corp.† .................... 657,981
4,300 Materion Corp. ................... 368,682
50,000 New Hope Corp. Ltd. ............... 127,211
136,000 Newmont Corp. .................. 10,805,200
62,000 TimkenSteel Corp.† ................ 1,356,560
10,000 Vale SA, ADR .................... 199,900
22,963,361
Transportation  — 0.8%
47,000 Fortress Transportation and Infrastructure
Investors LLC .................. 1,210,250
130,200 GATX Corp. ..................... 16,057,566
20,500 TravelCenters of America Inc.† ........ 880,680
18,148,496
Agriculture  — 0.8%
192,000 Archer-Daniels-Midland Co. .......... 17,329,920
10,000 The Mosaic Co. ................... 665,000
17,994,920
Shares
Market
Value
Automotive  — 0.8%
13,650 Daimler Truck Holding AG† .......... $ 380,981
168,500 General Motors Co.† ............... 7,370,190
90,722 Iveco Group NV† ................. 597,149
3,600 Mercedes-Benz Group AG ........... 254,123
70,000 PACCAR Inc. .................... 6,164,900
20,000 Stellantis NV .................... 325,400
8,000 The Shyft Group Inc. ............... 288,880
1,850 Toyota Motor Corp., ADR ............ 333,463
50,000 Traton SE ....................... 933,122
16,648,208
Communications Equipment  — 0.6%
13,150 Apple Inc. ...................... 2,296,122
2,800 Arista Networks Inc.† .............. 389,144
228,000 Corning Inc. ..................... 8,415,480
100,000 Limelight Networks Inc.† ............ 522,000
2,500 Motorola Solutions Inc. ............. 605,500
2,500 QUALCOMM Inc. ................. 382,050
12,500 Telefonaktiebolaget LM Ericsson, Cl. B .. 114,731
66,000 Telesat Corp.† ................... 1,089,000
13,814,027
Wireless Communications  — 0.5%
105,000 America Movil SAB de CV, Cl. L, ADR ... 2,220,750
3,000 Anterix Inc.† ..................... 173,700
60,000 Millicom International Cellular SA, SDR† . 1,525,142
105,000 Operadora de Sites Mexicanos SA de CV,
REIT ......................... 133,824
29,107 T-Mobile US Inc.† ................. 3,735,883
97,000 United States Cellular Corp.† ......... 2,932,310
10,721,609
Publishing  — 0.3%
1,400 Graham Holdings Co., Cl. B .......... 856,058
105,000 News Corp., Cl. A ................. 2,325,750
90,600 News Corp., Cl. B ................. 2,040,312
70,000 The E.W. Scripps Co., Cl. A† .......... 1,455,300
6,677,420
Manufactured Housing and Recreational Vehicles  — 0.3%
1,470 Cavco Industries Inc.† .............. 354,050
11,514 Legacy Housing Corp.† ............. 247,090
5,000 Martin Marietta Materials Inc. ......... 1,924,450
35,122 Nobility Homes Inc. ................ 1,194,148
40,000 Skyline Champion Corp.† ............ 2,195,200
2,500 The AZEK Co. Inc.† ................ 62,100
5,977,038
Semiconductors  — 0.1%
4,200 Advanced Micro Devices Inc.† ........ 459,228
80,000 Alphawave IP Group plc† ............ 185,172
1,000 Analog Devices Inc. ................ 165,180
4,215 Applied Materials Inc. .............. 555,537

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors (Continued)
425 ASML Holding NV ................. $ 283,870
1,200 Axcelis Technologies Inc.† ........... 90,636
500 Azenta Inc. ...................... 41,440
2,000 Lattice Semiconductor Corp.† ........ 121,900
2,300 Marvell Technology Inc. ............. 164,933
2,000 NXP Semiconductors NV ............ 370,160
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 312,780
2,750,836
Computer Hardware  — 0.0%
12,000 Dell Technologies Inc., Cl. C† ......... 602,280
5,500 HP Inc. ........................ 199,650
801,930
TOTAL COMMON STOCKS ......... 2,116,063,339
CLOSED-END FUNDS  — 0.3%
245,000 Altaba Inc., Escrow† ............... 1,427,125
4,285 Royce Global Value Trust Inc. ......... 48,678
45,000 Royce Value Trust Inc. .............. 764,550
100,000 The Central Europe, Russia,
and Turkey Fund Inc. ............. 1,339,000
159,600 The New Germany Fund Inc. ......... 1,824,228
5,403,581
TOTAL CLOSED-END FUNDS ........ 5,403,581
PREFERRED STOCKS  — 0.1%
Retail  — 0.1%
16,750 Qurate Retail Inc., 8.000%, 03/15/31 .... 1,440,667
CONVERTIBLE PREFERRED STOCKS  — 0.0%
Automotive: Parts and Accessories  — 0.0%
37,672 Garrett Motion Inc., Ser. A,
11.000% ..................... 311,924
RIGHTS  — 0.0%
Energy and Utilities  — 0.0%
9,700 Electricite de France SA, expire 04/06/22† 3,606
Entertainment  — 0.0%
139,123 Media General Inc., CVR†(c) ......... 0
TOTAL RIGHTS ................ 3,606
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
379,000 Ampco-Pittsburgh Corp., expire 08/01/25† 308,923
Energy and Utilities  — 0.0%
2,504 Occidental Petroleum Corp., expire
08/03/27† ..................... 88,216
Shares
Market
Value
Financial Services  — 0.0%
150,000 Post Holdings Partnering Corp., expire
02/09/23† ..................... $ 84,390
TOTAL WARRANTS .............. 481,529
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.5%
$ 55,140,000 U.S. Treasury Bills,
0.055% to 0.874%††, 04/07/22 to
09/22/22 ...................... 55,069,671
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,302,738,693) ............ $ 2,178,774,317
(a) At March 31, 2022, $78,946,000 of the principal amount was pledged as collateral for current or potential holdings.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 83.7% $ 1,822,753,153
Europe .............................. 13.2 287,869,716
Japan ............................... 1.4 29,991,060
Latin America ....................... 1.2 27,179,841
Asia/Pacific ......................... 0.5 10,980,547
Total Investments ................... 100.0% $ 2,178,774,317